Assets/Liabilities for Insurance Contracts - Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	$ 22,494	$ 24,491
Minimum Deposit Premium to Be Accrued	(17,676)	(12,150)
Unpaid Losses to Be Borne by Reinsurers	(253,794)	(39,876)
Total	(248,976)	$ (27,535)
IBNR in charge of reinsurers [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	21,026
Minimum Deposit Premium to Be Accrued	(17,676)
Unpaid Losses to Be Borne by Reinsurers	(253,794)
Total	(250,444)
Debts with co-insurers [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	1,468
Total	$ 1,468